CAPITAL STOCK - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 03, 2021	Nov. 30, 2021	Feb. 04, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001
Warrants outstanding (in shares)	14,213,277
Class A Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001
Stock issued, exercise price			$ 9.87
Public warrants to purchase common stock
Class of Stock [Line Items]
Stock issued, exercise price	$ 11.50
Warrants outstanding (in shares)	9,199,944
Private placement warrants to purchase common stock
Class of Stock [Line Items]
Stock issued, exercise price	$ 11.50
Warrants outstanding (in shares)	5,013,333
Class of warrant or rights issue price per warrant	$ 1.50
Proceeds from issuance of Private Placement Warrants	$ 7,520
Thimble Point Acquisition Corp. | Share price more than or equals to 18 USD [Member]
Class of Stock [Line Items]
Class of warrants, redemption notice period	30 days
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Thimble Point Acquisition Corp. | Share price less than or equals to 18 USD [Member]
Class of Stock [Line Items]
Class of warrants, redemption notice period	30 days
Class of warrants, redemption price per unit	$ 0.10
Thimble Point Acquisition Corp. | Class A Common Stock | Share price more than or equals to 18 USD [Member]
Class of Stock [Line Items]
Price per share (in dollars per share)	18.00
Thimble Point Acquisition Corp. | Class A Common Stock | Share price less than or equals to 18 USD [Member]
Class of Stock [Line Items]
Price per share (in dollars per share)	10.00
Thimble Point Acquisition Corp. | Public Warrant [Member] | Class A Common Stock
Class of Stock [Line Items]
Number of securities called by each warrant or right				1
Common stock, par value (in dollars per share)				$ 0.0001
Thimble Point Acquisition Corp. | Public warrants to purchase common stock
Class of Stock [Line Items]
Class of warrants, redemption price per unit	$ 0.01
IPO [Member] | Thimble Point Acquisition Corp.
Class of Stock [Line Items]
Price per share (in dollars per share)				$ 10.00
IPO [Member] | Thimble Point Acquisition Corp. | Public Warrant [Member] | Class A Common Stock
Class of Stock [Line Items]
Number of securities called by each warrant or right				1